INVENTORY	12 Months Ended
Dec. 31, 2018
Inventories [Abstract]
INVENTORY
INVENTORY

(US $ millions)	Dec 31, 2018	Dec 31, 2017
Raw materials	$72	$68
Finished goods	69	74
Operating and maintenance supplies	79	82
	$220	$224

At year-end, the provision to reflect inventories at the lower of cost and net realizable value was $20 million (December 31, 2017 – $14 million). A portion of the change in inventory provision of $2 million (2017 – $4 million) has been recognized in loss on disposal of assets on the statement of earnings. The remaining change in inventory provision of $4 million (2017 – $nil) has been included in cost of sales.